UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

       /s/ Arthur Pesner     Roslyn Heights, NY     April 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $104,380 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      497    12900 SH       SOLE                        0        0    12900
ADVANCED MICRO DEVICES INC     COM              007903107      196    15000 SH       SOLE                        0        0    15000
AGNICO EAGLE MINES LTD         COM              008474108      694    19600 SH       SOLE                        0        0    19600
AMERICAN INTL GROUP INC        COM              026874107     4734    70430 SH       SOLE                     1000        0    69430
ANADARKO PETE CORP             COM              032511107      232     5400 SH       SOLE                        0        0     5400
APEX SILVER MINES LTD          ORD              G04074103      142    11000 SH       SOLE                        0        0    11000
BANK OF AMERICA CORPORATION    COM              060505104      295     5787 SH       SOLE                        0        0     5787
BRISTOL MYERS SQUIBB CO        COM              110122108     5006   180319 SH       SOLE                        0        0   180319
CATHAY GENERAL BANCORP         COM              149150104     1081    31800 SH       SOLE                        0        0    31800
CENTEX CORP                    COM              152312104      460    11000 SH       SOLE                        0        0    11000
CHEVRON CORP NEW               COM              166764100      263     3558 SH       SOLE                        0        0     3558
CIT GROUP INC                  COM              125581108     1249    23600 SH       SOLE                        0        0    23600
CITIGROUP INC                  COM              172967101      359     6997 SH       SOLE                        0        0     6997
CNA FINL CORP                  COM              126117100      220     5100 SH       SOLE                        0        0     5100
COCA COLA CO                   COM              191216100      504    10500 SH       SOLE                        0        0    10500
COHEN & STEERS QUALITY RLTY    COM              19247L106      215     9000 SH       SOLE                        0        0     9000
CREDIT SUISSE HIGH YLD BND F   SH BEN INT       22544F103      132    29500 SH       SOLE                        0        0    29500
CROSS TIMBERS RTY TR           TR UNIT          22757R109      953    22700 SH       SOLE                        0        0    22700
DNP SELECT INCOME FD           COM              23325P104      148    13150 SH       SOLE                        0        0    13150
EXXON MOBIL CORP               COM              30231G102      292     3872 SH       SOLE                        0        0     3872
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     7595   316333 SH       SOLE                    15000        0   301333
FIDELITY NATL INFORMATION SV   COM              31620M106      383     8435 SH       SOLE                        0        0     8435
FIFTH THIRD BANCORP            COM              316773100     4698   121420 SH       SOLE                        0        0   121420
FORDING CDN COAL TR            TR UNIT          345425102      331    14700 SH       SOLE                        0        0    14700
FOREST CITY ENTERPRISES INC    CL A             345550107      761    11500 SH       SOLE                        0        0    11500
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      960    14500 SH       SOLE                        0        0    14500
FREIGHTCAR AMER INC            COM              357023100     1503    31200 SH       SOLE                     2000        0    29200
GENERAL ELECTRIC CO            COM              369604103      257     7275 SH       SOLE                        0        0     7275
GEORGIA GULF CORP              COM PAR $0.01    373200203     2602   160500 SH       SOLE                    10000        0   150500
GERON CORP                     COM              374163103     3414   487700 SH       SOLE                    45000        0   442700
GREENBRIER COS INC             COM              393657101     3888   145600 SH       SOLE                     6000        0   139600
HEALTHCARE RLTY TR             COM              421946104     2507    67200 SH       SOLE                        0        0    67200
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102      580    12400 SH       SOLE                        0        0    12400
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     5043   200280 SH       SOLE                    15000        0   185280
INTEL CORP                     COM              458140100     3241   169400 SH       SOLE                        0        0   169400
JP MORGAN CHASE & CO           COM              46625H100      851    17600 SH       SOLE                        0        0    17600
LYONDELL CHEMICAL CO           COM              552078107     4191   139840 SH       SOLE                        0        0   139840
MILLEA HOLDINGS INC            ADR              60032R106     1399    37850 SH       SOLE                        0        0    37850
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     2791   247900 SH       SOLE                    17000        0   230900
NEPHROS INC                    COM              640671103       40    22000 SH       SOLE                        0        0    22000
NEW YORK CMNTY BANCORP INC     COM              649445103      834    47388 SH       SOLE                        0        0    47388
NEWMONT MINING CORP            COM              651639106     2447    58275 SH       SOLE                        0        0    58275
O REILLY AUTOMOTIVE INC        COM              686091109      695    21000 SH       SOLE                        0        0    21000
OXFORD INDS INC                COM              691497309      396     8000 SH       SOLE                        0        0     8000
PAN AMERICAN SILVER CORP       COM              697900108      207     7000 SH       SOLE                        0        0     7000
PENN WEST ENERGY TR            TR UNIT          707885109     1604    54450 SH       SOLE                        0        0    54450
PETROCHINA CO LTD              SPONSORED ADR    71646E100      398     3400 SH       SOLE                        0        0     3400
PFIZER INC                     COM              717081103     2043    80863 SH       SOLE                        0        0    80863
PICO HLDGS INC                 COM NEW          693366205     3344    78300 SH       SOLE                        0        0    78300
REDWOOD TR INC                 COM              758075402      934    17900 SH       SOLE                        0        0    17900
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     1712    54800 SH       SOLE                        0        0    54800
SATCON TECHNOLOGY CORP         COM              803893106      191   147800 SH       SOLE                    75500        0    72300
SENECA FOODS CORP NEW          CL A             817070501     5465   205450 SH       SOLE                    43500        0   161950
SENECA FOODS CORP NEW          CL B             817070105     2880   104185 SH       SOLE                    11149        0    93036
SONOSITE INC                   COM              83568G104     4245   150200 SH       SOLE                    10000        0   140200
SONY CORP                      ADR NEW          835699307     5190   102800 SH       SOLE                        0        0   102800
SOUTHERN UN CO NEW             COM              844030106     1058    34815 SH       SOLE                        0        0    34815
SUNCOR ENERGY INC              COM              867229106      305     4000 SH       SOLE                        0        0     4000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      178    16590 SH       SOLE                        0        0    16590
TESSERA TECHNOLOGIES INC       COM              88164L100     3390    85300 SH       SOLE                     4000        0    81300
TOPPS INC                      COM              890786106      108    11125 SH       SOLE                        0        0    11125
TREX INC                       COM              89531P105      749    34800 SH       SOLE                        0        0    34800
VISTA GOLD CORP                COM NEW          927926204     1000   133500 SH       SOLE                     6300        0   127200
WYETH                          COM              983024100      300     6000 SH       SOLE                        0        0     6000